UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07362

Western Asset Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2018

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 152.4%
Alabama - 1.6%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien Warrants	6.000%	10/1/42	$760,000	$879,198
Subordinated Lien Warrants	6.500%	10/1/53	1,300,000	1,536,405

Total Alabama				2,415,603

Alaska - 1.5%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	2,150,000	2,327,203

Arizona - 1.7%
Navajo Nation, AZ, Revenue	5.500%	12/1/30	275,000	304,934	(a)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	2,000,000	2,330,600

Total Arizona				2,635,534

California - 21.5%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	561,070
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, (SIFMA Municipal Swap Index Yield + 1.100%)	2.190%	4/1/24	2,500,000	2,572,275	(b)(c)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,470,000	2,515,596	(a)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	1,000,000	1,064,710	(a)(d)
California State, GO:
Various Purpose	4.000%	11/1/37	250,000	262,680
Various Purpose	5.000%	4/1/43	4,000,000	4,439,960
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance, CMI	5.000%	11/15/28	1,500,000	1,510,770
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue	5.000%	7/1/47	1,000,000	1,148,510
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Project II	5.000%	8/1/30	2,500,000	2,790,625
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/35	1,000,000	1,172,340
Los Angeles, CA, Department of Water & Power Revenue, Power System	5.000%	7/1/47	1,000,000	1,143,260
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,060,360
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,497,379
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	2,000,000	2,784,860
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	857,453
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	500,000	534,255
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	291,630	(e)
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	111,353
Senior Lien	5.750%	6/1/48	200,000	222,300
Tulare, CA, Sewer Revenue, AGM	5.000%	11/15/41	2,000,000	2,255,600
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,658,775	(e)

Total California				33,455,761

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 6.9%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	$500,000	$509,740
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	757,237
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,686
Colorado State Health Facilities Authority Revenue, Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,711,155
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	85,000	87,392
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	5,502,760

Total Colorado				10,784,970

Connecticut - 0.7%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	554,875
Connecticut State, GO	5.000%	10/15/34	270,000	296,527
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd.	5.000%	4/1/39	250,000	268,478	(a)

Total Connecticut				1,119,880

District of Columbia - 0.7%
District of Columbia Revenue:
Ingleside Rock Creek Project	4.125%	7/1/27	200,000	202,470
KIPP DC Issue	5.000%	7/1/37	800,000	892,000

Total District of Columbia				1,094,470

Florida - 9.5%
Broward County, FL, Airport System Revenue	5.000%	10/1/47	350,000	389,998	(d)
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	100,000	102,205	(a)
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	250,000	284,743
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	160,000	166,115	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	740,000	813,845
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	557,570	(d)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	3,000,000	3,368,790
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	1,250,000	1,442,962
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,566,478
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	388,580
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,158,120
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	273,773
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,152,520	(e)
Volusia County, FL, Educational Facility Authority Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project	5.000%	10/15/42	1,000,000	1,130,300

Total Florida				14,795,999

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 11.6%
Chicago, IL, Board of Education, GO, Dedicated	5.000%	12/1/44	$330,000	$330,228
Chicago, IL, GO	5.000%	1/1/25	1,000,000	1,085,950
Chicago, IL, GO	5.500%	1/1/34	950,000	1,012,747
Chicago, IL, GO	5.500%	1/1/37	60,000	63,527
Chicago, IL, GO	6.000%	1/1/38	500,000	567,775
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/44	1,000,000	1,102,670
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	2,200,000	2,429,790	(d)
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien	5.000%	1/1/41	250,000	278,558
Senior Lien	5.000%	1/1/47	500,000	559,350
Senior Lien	5.000%	1/1/52	500,000	555,325
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, NATL	5.250%	12/1/18	1,000,000	1,025,690
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	265,063
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	750,000	813,428
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	875,712
Second Lien Project	5.000%	11/1/39	500,000	541,740
Second Lien, AGM	5.000%	11/1/31	320,000	364,688
Illinois State Toll Highway Authority Revenue	5.000%	12/1/31	1,500,000	1,718,055
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	100,000	107,538
Illinois State, GO	5.000%	2/1/28	760,000	790,453
Illinois State, GO	5.000%	2/1/29	440,000	455,338
Illinois State, GO	5.000%	1/1/33	500,000	510,030
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.200%	6/15/50	970,000	991,291
McCormick Project, State Appropriations	5.250%	6/15/50	215,000	220,093
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	900,000	151,416
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	200,000	231,998
University of Illinois, COP	5.000%	3/15/24	1,000,000	1,118,440

Total Illinois				18,166,893

Indiana - 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	1,011,360
Indianapolis, IN, Local Public Improvement Bond Bank Revenue	5.000%	6/1/27	2,000,000	2,181,740

Total Indiana				3,193,100

Louisiana - 1.9%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	500,000	565,500	(d)(f)
Shreveport, LA, Water & Sewer Revenue, AGM	5.000%	12/1/34	2,080,000	2,362,506

Total Louisiana				2,928,006

Maryland - 0.7%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,091,450	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 2.4%
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	$1,875,000	$1,990,088
Partners Healthcare System	5.000%	7/1/47	1,000,000	1,115,180
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	216,970
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,274

Total Massachusetts				3,678,512

Michigan - 4.2%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	405,000	438,307
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/35	150,000	167,855
Senior Lien	5.000%	7/1/46	1,300,000	1,447,745
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	279,842
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	450,000	450,859	(a)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	370,000	407,207
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	380,000	412,726
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	1,750,000	1,765,890	(e)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,198,876	(d)

Total Michigan				6,569,307

Missouri - 1.5%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,032,660	(e)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	300,000	296,970	(a)

Total Missouri				2,329,630

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	300,000	355,464

New Jersey - 11.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/27	240,000	264,518
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	535,965
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,183,220	(d)
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,105,840	(d)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	528,070
School Facilities Construction(SIFMA Municipal Swap Index Yield + 1.600%)	2.690%	3/1/28	2,500,000	2,469,375	(b)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	175,000	189,679	(d)
New Jersey State EFA Revenue, Stevens Institute of Technology	5.000%	7/1/42	3,000,000	3,340,290
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health	5.000%	7/1/38	100,000	113,553

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
RWJ Barnabas Health Obligation Group	5.000%	7/1/43	$300,000	$331,170
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, State Appropriations	5.000%	6/15/38	6,000,000	6,238,620
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	1,000,000	1,146,210

Total New Jersey				18,446,510

New York - 24.7%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	1,000,000	1,085,280	(e)
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/42	850,000	961,911
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	3,330,000	3,698,698
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	567,390
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,097,260	(e)
MTA, NY, Revenue, Transportation	5.000%	11/15/25	1,000,000	1,117,530	(e)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	67,436	11,464
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,208,415
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	4,215,268
Non State Supported Debt, New School	5.000%	7/1/35	2,000,000	2,241,820
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,024,140
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	490,000	518,533	(a)
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,249,560
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,637,875
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	2,000,000	2,119,480	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/41	2,250,000	2,453,400	(d)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	400,000	434,496	(d)
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	430,000	431,333
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	4,750,000	5,148,145
Triborough Bridge & Tunnel Authority, NY, Revenue, MTA Bridges & Tunnels	5.000%	11/15/42	250,000	286,820

Total New York				38,508,818

North Carolina - 4.1%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,483,350
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/47	750,000	818,190
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	116,168

Total North Carolina				6,417,708

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 3.0%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	$4,040,000	$4,625,194	(e)

Oklahoma - 1.5%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,158,600	(e)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	150,000	111,141

Total Oklahoma				2,269,741

Oregon - 1.1%
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	1,000,000	608,050
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	600,000	667,140
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	475,000	506,170

Total Oregon				1,781,360

Pennsylvania - 7.5%
Allegheny County, PA, IDA Revenue, Environmental Improvement, US Steel Corp.	6.750%	11/1/24	85,000	87,421
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,627,866
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/33	250,000	278,173
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	830,272
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	250,000	263,785
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	529,170
Philadelphia, PA, Airport Revenue	5.000%	6/15/35	2,000,000	2,214,400	(d)
Philadelphia, PA, School District, GO	5.000%	9/1/32	1,000,000	1,081,040
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	220,052
Philadelphia School District Project, AGM	5.000%	6/1/33	500,000	546,215

Total Pennsylvania				11,678,394

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	222,728

Tennessee - 5.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,030,000	2,192,461
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,761,794
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,025,000	2,191,313

Total Tennessee				8,145,568

Texas - 14.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/47	250,000	280,023
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,646,075	(e)
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,343,149	(e)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Corpus Christi, TX, Utility System Revenue, Junior Lien	5.000%	7/15/31	$2,905,000	$3,286,485
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step bond, 0.000% until 10/1/23; 5.500%	0.000%	10/1/36	2,000,000	1,842,880
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,125,000	3,445,219
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	1,000,000	1,091,230	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	40,000	45,054	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	40,000	44,798	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	40,000	44,702	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	862,992
North Texas Tollway Authority Revenue	5.000%	1/1/39	250,000	279,290
North Texas Tollway Authority Revenue	5.000%	1/1/40	600,000	653,280
North Texas Tollway Authority Revenue	5.000%	1/1/45	600,000	663,444
North Texas Tollway Authority Revenue, First Tier	5.000%	1/1/43	750,000	847,522
Socorro, TX, ISD, GO, School Building, PSF-GTD	5.000%	8/15/43	750,000	851,857
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	170,000	188,573
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	503,580	(d)
Texas State Water Development Board Revenue	5.000%	10/15/47	1,550,000	1,772,487
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	311,385	(a)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	52,296

Total Texas				22,056,321

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	670,000	407,025
Matching Fund Loan	6.000%	10/1/39	420,000	244,650

Total U.S. Virgin Islands				651,675

Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	274,443

Virginia - 0.8%
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/41	300,000	333,636	(d)
Virginia State Port Authority Port Facility Revenue	5.000%	7/1/45	500,000	552,245	(d)
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	400,000	426,488	(d)

Total Virginia				1,312,369

Washington - 3.9%
Port of Seattle, WA, Revenue	5.000%	8/1/25	2,395,000	2,675,574
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,122,640
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	100,000	106,142	(a)
Heron’s Key	6.750%	7/1/35	100,000	106,271	(a)

Total Washington				6,010,627

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 5.3%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	$4,000,000	$4,238,960	(d)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	400,000	462,760	(a)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	285,000	310,086	(d)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,304,748

Total Wisconsin				8,316,554

TOTAL INVESTMENTS - 152.4% (Cost - $225,029,657)				237,659,792

Auction Rate Cumulative Preferred Stock, at Liquidation Value - (11.9)%				(18,500,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (42.6)%				(66,500,000)
Other Assets in Excess of Liabilities - 2.1%				3,334,382

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$155,994,174

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Securities traded on a when-issued or delayed delivery basis.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
MTA	— Metropolitan Transportation Authority
MWRA	— Massachusetts Water Resources Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Market Association

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$237,659,792	—	$237,659,792

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2018